Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercisable	$ 5,000
Unrecognized compensation cost	$ 100,000	$ 100,000	$ 400,000
Weighted average period	10 months 10 days
Number of shares that may be issued	77,031
The2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost		$ 100,000
Weighted average period		2 years 10 days
Number of shares that may be issued		437,500